Net Loss Per Share of Common Stock	5 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Net Loss Per Share of Common Stock [Abstract]
NET LOSS PER SHARE OF COMMON STOCK

NOTE 3 – NET LOSS PER SHARE OF COMMON STOCK

The accounting standards require the presentation of both basic and diluted earnings per share on the face of the statements of operations. The Company’s basic net loss per share is computed by dividing net loss by the weighted average number of shares of Common Stock outstanding for the period. If there are dilutive securities, diluted income per share is computed by including Common Stock equivalents which includes shares issuable upon the exercise of stock options, warrants, and conversion of preferred stock into shares of Common Stock, net of any shares assumed to have been purchased with the proceeds, using the treasury stock method. In periods for which the Company reports a net loss, the Common Stock equivalents are not included, as they would be anti-dilutive.

The following table summarizes the number of shares of Common Stock issuable upon conversion or exercise, as applicable, of convertible securities, stock options, and warrants that were not included in the calculation of diluted net loss per share because such shares are antidilutive:

	June 30, 2024	June 30, 2023
	(Successor)	(Predecessor)
Conversion of convertible preferred stock issued and outstanding	1,054,100	27,920,467
Conversion of convertible preferred stock underlying convertible preferred stock warrants	237,400	1,849,638
Exercise of common warrants into common stock	10,160,249	-
Common stock reserved for employee stock option plan (ESPP)	527,182	-
Common stock underlying outstanding options	5,039,721	894,500
	17,018,652	30,664,605

NOTE 3 – NET LOSS PER COMMON SHARE

The accounting standards require the presentation of both basic and diluted earnings per share on the face of the statements of operations. The Company’s basic net loss per share is computed by dividing net loss by the weighted average number of shares of common stock outstanding for the period. If there are dilutive securities, diluted income per share is computed by including common stock equivalents which includes shares issuable upon the exercise of stock options into shares of common stock, exercise of preferred warrants into shares of preferred stock, and conversion of preferred stock into shares of common stock, net of any shares assumed to have been purchased with the proceeds, using the treasury stock method. In periods for which the Company reports a net loss, the common stock equivalents are not included, as they would be anti-dilutive.

The following table summarizes the number of shares of common stock issuable upon conversion or exercise, as applicable, of convertible securities, warrants and restricted stock that were not included in the calculation of diluted net loss per share because such shares are antidilutive:

	Year ended December 31,
	2023	2022
Common stock options	782,499	1,138,110
Convertible preferred stock	27,920,467	27,920,467
Convertible preferred warrants	1,849,638	1,849,638
	30,552,604	30,908,215

Restricted common stock can be issued to directors, executives or employees of the Company and are subject to time-based vesting. These potential shares are excluded from the computation of basic loss per share as these shares are not considered outstanding until vested. No unvested restricted common stock awards were outstanding at December 31, 2023 or 2022.